Social and Statutory Obligations - Summary Of Social And Statutory Obligations (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Obligations to non-controlling interest	R$ 35,666	R$ 27,137
Employee profit-sharing	395,568	173,202
Salaries and other benefits payable	61,489	51,351
Total	R$ 492,723	R$ 251,690